Document And Entity Information	6 Months Ended
Apr. 30, 2025
Document Information Line Items
Entity Central Index Key	0001958133
Document Type	6-K
Document Fiscal Year Focus	2025
Entity File Number	001-42482
Entity Registrant Name	DECENT HOLDING INC.
Amendment Flag	false
Document Period End Date	Apr. 30, 2025
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--10-31